Supplementary Information on Oil and Gas Exploration and Production Activities (Unaudited) - Disclosure of Changes in standardized Measure of Discounted Future Net Cash Flows (Detail) - USD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure - supplementary information on oil and gas exploration and production activities [Abstract]
Sales of oil and gas produced, net of production costs	$ (38,587)	$ (34,933)	$ (41,751)
Net changes in prices and production costs	(24,622)	37,159	(96,667)
Extensions and discoveries	279	921	540
Development cost incurred during the year	5,229	6,011	8,657
Changes in estimated development costs	(6,704)	(7,629)	(6,012)
Reserves revisions and timing changes	12,147	13,860	16,737
Accretion of discount of pre-tax net cash flows	10,622	7,192	18,679
Net changes in production and excess gains taxes	24,284	3,691	64,747
Aggregate change in standardized measure of discounted future net cash flows	(17,352)	26,272	(35,070)
As of January 1	54,124	27,852	62,922
As of December 31	36,772	54,124	27,852
Change	$ (17,352)	$ 26,272	$ (35,070)